Taxation - Components of Tax Expense (Income) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current tax on profits for the period	€ 43.4	€ 94.6	€ 60.7
Adjustments in respect of prior periods	5.3	(2.0)	4.5
Total current tax expense and adjustments	48.7	92.6	65.2
Origination and reversal of temporary differences	(40.1)	(41.8)	(5.2)
Impact of change in tax rates	0.0	0.0	0.9
Total deferred tax expense and adjustments	(40.1)	(41.8)	(4.3)
Total tax expense	€ 8.6	€ 50.8	€ 60.9